Note 16 - Share Based Payments - Model Inputs (Details)	12 Months Ended
Jun. 30, 2026 $ / shares
Statement Line Items [Line Items]
Option life, share options granted	10
ATHAAB [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.09
Share price	0.05
Volatility	98.00%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	0.43%
Fair value, share options granted (in AUD per share)	$ 0.032
ATHAAD [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.03
Share price	0.032
Volatility	139.52%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	0.38%
Fair value, share options granted (in AUD per share)	$ 0.028
ATHAAE [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.04
Share price	0.025
Volatility	138.47%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	1.35%
Fair value, share options granted (in AUD per share)	$ 0.021
ATHAAF [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.07
Share price	0.034
Volatility	169.42%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	0.13%
Fair value, share options granted (in AUD per share)	$ 0.027
ATHAAG [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.02
Share price	0.0238
Volatility	138.47%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	1.35%
Fair value, share options granted (in AUD per share)	$ 0.021
ATHAAH [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.01
Share price	0.0065
Volatility	133.87%
Option life, share options granted	3
Dividend yield	0.00%
Risk-free interest rate	3.67%
Fair value, share options granted (in AUD per share)	$ 0.005
ATHAA [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.004
Share price	0.004
Volatility	158.31%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.47%
Fair value, share options granted (in AUD per share)	$ 0.004
ATHAB [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.004
Share price	0.004
Volatility	158.31%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.47%
Fair value, share options granted (in AUD per share)	$ 0.004
ATHAC [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.003
Share price	0.004
Volatility	158.83%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.48%
Fair value, share options granted (in AUD per share)	$ 0.004
ATHAD [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.01
Share price	0.01
Volatility	419.69%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.52%
Fair value, share options granted (in AUD per share)	$ 0.01
ATHAE [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.013
Share price	0.013
Volatility	158.46%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.60%
Fair value, share options granted (in AUD per share)	$ 0.0121
ATHAF [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.013
Share price	0.013
Volatility	103.83%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.96%
Fair value, share options granted (in AUD per share)	$ 0.0102
ATHAAM [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.0085
Share price	0.008
Volatility	93.75%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.73%
Fair value, share options granted (in AUD per share)	$ 0.0062
ATHAG [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.008
Share price	0.007
Volatility	92.56%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.51%
Fair value, share options granted (in AUD per share)	$ 0.0059
ATHAJ [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.009
Share price	0.009
Volatility	93.06%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.51%
Fair value, share options granted (in AUD per share)	$ 0.0059
ATHAJ 2 [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.009
Share price	0.009
Volatility	92.67%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	3.92%
Fair value, share options granted (in AUD per share)	$ 0.0062
ATHAK [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in AUD per share)	$ 0.009
Share price	0.009
Volatility	160.34%
Option life, share options granted	5
Dividend yield	0.00%
Risk-free interest rate	4.62%
Fair value, share options granted (in AUD per share)	$ 0.0084